UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

New Path Tactical Allocation Fund

Annual Report

www.NewPathGTAAFund.com	October 31, 2014

NEW PATH TACTICAL ALLOCATION FUND

Letter to Shareholders (Unaudited)

November 1st, 2014

Fellow Shareholders,

Thank you for joining us with your investment in the New Path Tactical Allocation Fund (the “Fund”).  The Fund invests in major market index-based Exchange Traded Funds or Notes (“ETFs” or “ETNs”) to gain exposure to broad equity and fixed income markets.  The Fund is often referred to as a global tactical asset allocation fund in that assets are periodically re-allocated among various global equity markets, or even out of equities altogether and into fixed income based securities.  In particular, the Fund executes this re-allocation process monthly and normally holds two to four ETFs.

Equity markets globally have been very volatile over the past 12 months, and bonds have continued their paltry returns.  While there has been growth overall in equities (the MSCI ACWI index being up 7.35% for the 12 months ending October 31st 2014), investors in this category have had to suffer through a lot of negative days and weeks to gain the upside.  The Fund’s benchmark, a blend of 60% MSCI ACWI and 40% Barclays Aggregate Bond index returned 6.14% over the period.  Being much more diversified in both global equities and fixed income securities, the Institutional Class returned 1.69% over that same period, but with much less volatility.

International and humanitarian crisis lead headlines and roiled international equity markets once again this year, yet the US stock market continue to set the pace.  Earnings for US companies appear to support the price of their stocks in the short term.  But those companies seem to be growing earnings by limiting or cutting expenses without dramatically increasing their top line revenue.  The question in the longer term is if growth is ultimately being sacrificed because fewer jobs are being created by companies that are still growing earnings.  One of two things will eventually happen with individual stock securities.  They will begin to grow their revenue more substantially or investors will reduce their long term growth expectations they use to value the stock.  If revenue accelerates, stock prices will continue to rise.  If growth expectations are lowered, we could experience our next major bear market.

The good news is that we seem to be getting back to stock valuations (and therefore equity markets overall) being driven by economic fundamentals rather than political or international tensions.

Regardless of what is driving security prices, we continue to utilize our quantitative model to identify and assess trends in a variety of asset classes – then invest accordingly.  We feel that responding to market trends, irrespective of the causes is a better way to invest than trying to predict how “the market” will react to future events, still unknown.  Based on your investment in the fund, we trust you feel that same way.

Thank you again for your participation in the New Path Tactical Allocation Fund.  We are honored by the trust you have placed in us.

Ron Bristol, MBA
President, New Path Capital Advisors

NEW PATH TACTICAL ALLOCATION FUND

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in foreign as well as emerging markets securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in commodity related businesses may be subject to greater volatility than more traditional businesses due to factors such as weather, disease, political, or regulatory developments. REITs and real estate securities contain additional risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for long term debt securities.  Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in mid and smaller sized companies involve additional risks such as limited liquidity and greater volatility. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Diversification does not assure a profit or protect against a loss in a declining market.

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The 60% MSCI ACWI All Cap/40% Barclays U.S. Aggregate Bond Index is a blended index.  The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The Barclays U.S. Aggregate Bond Index is a broad measure of the U.S. investment-grade fixed-income securities market.  This Index cannot be invested in directly.

The Fund is distributed by Quasar Distributors, LLC.

NEW PATH TACTICAL ALLOCATION FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of October 31, 2014

	1-Year	Since Inception(1)
Investor Class (without sales load)	1.36%	4.66%
Investor Class (with sales load)(2)	-3.74%	2.78%
Institutional Class	1.69%	4.96%
60% MSCI ACWI All Cap/40% Barclays
U.S. Aggregate Bond Index(3)	6.14%	10.42%
S&P 500 Index(4)	17.27%	20.90%

(1)	Inception date of each class was December 28, 2011.
(2)	Return reflects a sales load of 5.00%.
(3)
The 60% MSCI ACWI All Cap/40% Barclays U.S. Aggregate Bond Index is a blended index. The MSCI ACWI All Cap is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Barclays U.S. Aggregate Bond Index is a broad measure of the U.S. investment-grade fixed-income securities market. This Index cannot be invested in directly.

(4)
The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

NEW PATH TACTICAL ALLOCATION FUND

Expense Example (Unaudited)
October 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) or purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 – October 31, 2014).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (05/01/2014)	Value (10/31/2014)	(05/01/2014 to 10/31/2014)
Investor Class Actual(2)	$1,000.00	$1,017.50	$7.17
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$7.17

Institutional Class Actual(2)	$1,000.00	$1,018.50	$5.90
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.36	$5.90

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.41% and 1.16% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2014 of 1.75% and 1.85% for the Investor Class and Institutional Class, respectively.

NEW PATH TACTICAL ALLOCATION FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2014(1)

Fund Holdings (Unaudited)
as of October 31, 2014(1)
(% of net assets)

iShares Core U.S. Aggregate Bond Fund	34.7%
SPDR Barclays High Yield Bond Fund	34.6%
Vanguard Short-Term Bond Fund	29.7%
Short-Term Investment & Other Assets and Liabilities	1.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NEW PATH TACTICAL ALLOCATION FUND

Schedule of Investments
October 31, 2014

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 99.0%
iShares Core U.S. Aggregate Bond Fund#	150,600	$16,578,048
SPDR Barclays High Yield Bond Fund#	409,040	16,508,854
Vanguard Short-Term Bond Fund#	176,390	14,165,881
Total Exchange-Traded Funds
(Cost $47,030,334)		47,252,783

SHORT-TERM INVESTMENT – 1.2%
Invesco Liquid Assets Portfolio, 0.06%^
(Cost $581,134)	581,134	581,134
Total Investments – 100.2%
(Cost $47,611,468)		47,833,917
Other Assets and Liabilities, Net – (0.2)%		(78,979)
Total Net Assets – 100.0%		$47,754,938

#
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	Variable Rate Security – The rate shown is the rate in effect as of October 31, 2014.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities
October 31, 2014

ASSETS:
Investments, at value (cost $47,611,468)	$47,833,917
Interest receivable	104
Prepaid expenses	4,043
Total assets	47,838,064

LIABILITIES:
Payable to investment adviser	28,343
Accrued distribution fees	5,841
Payable for fund administration & accounting fees	16,170
Payable for compliance fees	1,999
Payable for transfer agent fees & expenses	7,654
Payable for custody fees	1,065
Payable for trustee fees	2,855
Accrued expenses	19,199
Total liabilities	83,126

NET ASSETS	$47,754,938

NET ASSETS CONSIST OF:
Paid-in capital	$45,814,302
Accumulated undistributed net investment income	548,161
Accumulated undistributed net realized gain on investments	1,170,026
Net unrealized appreciation on investments	222,449
Net Assets	$47,754,938

	Investor Class	Institutional Class
Net Assets	$8,326,874	$39,428,064
Shares issued and outstanding(1)	797,613	3,762,932
Net asset value, redemption price
and minimum offering price per share(2)	$10.44	$10.48
Maximum offering price per share ($10.44/0.9500)	$10.99	N/A

(1)	Unlimited shares authorized, no par value.
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Operations
For the Year Ended October 31, 2014

INVESTMENT INCOME:
Interest income	$4,284
Dividend income	1,324,379
Total investment income	1,328,663

EXPENSES:
Investment adviser fees (see Note 4)	337,396
Fund administration & accounting fees (see Note 4)	100,525
Transfer agent fees (see Note 4)	45,736
Distribution fees – Investor Class (see Note 5)	21,233
Audit fees	15,492
Federal & state registration fees	13,949
Legal fees	12,472
Compliance fees (see Note 4)	11,999
Trustee fees	10,489
Other	9,777
Custody fees (see Note 4)	5,926
Postage & printing fees	3,608
Total expenses before recoupment	588,602
Add: Advisory fee recoupment (see Note 4)	6,408
Net expenses	595,010

NET INVESTMENT INCOME	733,653

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,228,120
Net change in unrealized appreciation on investments	(1,186,588)

Net realized and unrealized gain on investments	41,532

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$775,185

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	October 31, 2014	October 31, 2013
OPERATIONS:
Net investment income	$733,653	$465,073
Net realized gain on investments	1,228,120	3,617,443
Capital gain distributions from regulated investment companies	—	732
Net change in unrealized appreciation on investments	(1,186,588)	1,305,252
Net increase in net assets resulting from operations	775,185	5,388,500

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	582,490	1,119,345
Proceeds from reinvestments of distributions	643,390	65,643
Payments for shares redeemed	(697,199)	(207,764)
Increase in net assets from Investor Class transactions	528,681	977,224
Institutional Class:
Proceeds from shares sold	—	—
Proceeds from reinvestments of distributions	3,083,174	399,929
Payments for shares redeemed	(312,015)	(237,015)
Increase in net assets from Institutional Class transactions	2,771,159	162,914
Net increase in net assets resulting from capital share transactions	3,299,840	1,140,138

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(35,547)	(65,643)
Institutional Class	(257,413)	(399,929)
From net realized gains:
Investor Class	(607,843)	—
Institutional Class	(2,825,761)	—
Total distributions to shareholders	(3,726,564)	(465,572)
TOTAL INCREASE IN NET ASSETS	348,461	6,063,066

NET ASSETS:
Beginning of period	47,406,477	41,343,411
End of period, including accumulated undistributed
net investment income of $548,161 and $119,989, respectively.	$47,754,938	$47,406,477

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.

			For the Period
	Year Ended October 31,		Inception through
	2014	2013	October 31, 2012(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$11.13	$9.97	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.15	0.09	0.01
Net realized and unrealized gain (loss)
on investments	0.02	1.16	(0.04)
Total from investment operations	0.17	1.25	(0.03)

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)	(0.09)	—
Dividends from net capital gains	(0.81)	—	—
Total distributions	(0.86)	(0.09)	—
Net asset value, end of year	$10.44	$11.13	$9.97

TOTAL RETURN(2)	1.36%	12.65%	(0.30	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$8.3	$8.3	$6.5

Ratio of expenses to average net assets(4):
Before expense reimbursement/recoupment	1.43%	1.47%	1.56	%(5)
After expense reimbursement/recoupment	1.44%	1.50%	1.50	%(5)

Ratio of net investment income to average net assets(4):
Before expense reimbursement/recoupment	1.33%	0.85%	0.07	%(5)
After expense reimbursement/recoupment	1.32%	0.82%	0.13	%(5)

Portfolio turnover rate	596%	291%	432	%(3)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Annualized.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.

			For the Period
	Year Ended October 31,		Inception through
	2014	2013	October 31, 2012(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$11.16	$10.00	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.17	0.12	0.03
Net realized and unrealized gain (loss)
on investments	0.03	1.16	(0.03)
Total from investment operations	0.20	1.28	—

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)	(0.12)	—
Dividends from net capital gains	(0.81)	—	—
Total distributions	(0.88)	(0.12)	—
Net asset value, end of year	$10.48	$11.16	$10.00

TOTAL RETURN	1.69%	12.86%	0.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$39.4	$39.1	$34.8

Ratio of expenses to average net assets(3):
Before expense reimbursement/recoupment	1.18%	1.22%	1.31	%(4)
After expense reimbursement/recoupment	1.19%	1.25%	1.25	%(4)

Ratio of net investment gain to average net assets(3):
Before expense reimbursement/recoupment	1.58%	1.10%	0.32	%(4)
After expense reimbursement/recoupment	1.57%	1.07%	0.38	%(4)

Portfolio turnover rate	596%	291%	432	%(2)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Not annualized.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Annualized.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements
October 31, 2014

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The New Path Tactical Allocation Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is total return. The Fund commenced operations on December 28, 2011. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required. As of and during the year ended October 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended October 31, 2014, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended October 31, 2014, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2014, the Fund decreased accumulated undistributed net investment income by $12,521 and increased accumulated undistributed net realized gain by $12,521.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements – Continued
October 31, 2014

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements – Continued
October 31, 2014

that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$47,252,783	$—	$—	$47,252,783
Short-Term Investment	581,134	—	—	581,134
Total Investments in Securities	$47,833,917	$—	$—	$47,833,917

Transfers between levels are recognized at the end of the reporting period. During the year ended October 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the year. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.70% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.50% and 1.25% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least May 31, 2015.  Prior to May 31, 2015, this Operating Expense Limitation Agreement cannot be terminated.  For the year ended October 31, 2014, the Adviser recouped expenses of $6,408. At October 31, 2014, the balance of previously waived advisory fees eligible for recoupment was $0.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended October 31, 2014 are disclosed in the Statement of Operations.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements – Continued
October 31, 2014

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended October 31, 2014, the Investor Class incurred expenses of $21,233 pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Investor Class:
Shares sold	55,550	107,675
Shares issued to holders in reinvestment of dividends	60,697	6,442
Shares redeemed	(66,184)	(19,788)
Net increase in Investor Class shares	50,063	94,329

Institutional Class:
Shares sold	—	—
Shares issued to holders in reinvestment of dividends	290,318	39,209
Shares redeemed	(29,080)	(22,261)
Net increase in Institutional Class shares	261,238	16,948
Net increase in shares outstanding	311,301	111,277

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2014, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$251,425,213	$251,027,840

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2014, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$222,449	$—	$222,449	$47,611,468

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements – Continued
October 31, 2014

At October 31, 2014, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
Income	Capital Gains	Losses	(Depreciation)	Earnings
$1,718,187	$—	$—	$222,449	$1,940,636
As of October 31, 2014, the Fund had no capital loss carryovers.

The tax character of distributions paid during the fiscal period ended October 31, 2014 was as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$3,726,564	$—	$3,726,564

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$465,572	$—	$465,572

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2014, Nabank & Co. owned 82.15% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENTS

On December 19, 2014, the Fund paid a distribution to the Institutional Class in the amount of $1,858,135, or $0.494 per share and the Investor Class in the amount of $343,814, or $0.466 per share.

On December 23, 2014, the Board of Trustees of the Trust (the “Board”), approved a plan to liquidate and terminate the Fund upon the recommendation of the Adviser. Due to a significant redemption of the assets of the Fund subsequent to year end, the Adviser does not believe that it can continue to conduct the Fund’s business and operations in an economically efficient manner. As such, the Board concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust effective as soon as possible, but no later than January 23, 2015.

On December 29, 2014, the Fund paid a distribution to the Institutional Class in the amount of $5,160, or $0.254 per share and the Investor Class in the amount of $196,221, or $0.254 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

NEW PATH TACTICAL ALLOCATION FUND

 Report of Independent Registered Public Accounting Firm

To the Shareholders of New Path Tactical Allocation Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of New Path Tactical Allocation Fund (the “Fund”), a series of Managed Portfolio Series, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Path Tactical Allocation Fund as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 10 to the financial statements, on December 23, 2014, the Board of Trustees approved a plan to liquidate the Fund.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
December 29, 2014

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited)
October 31, 2014

Trustees and Officers
Number of
		Term of	Portfolios in	Principal	Other
	Position(s)	Office and	Trust	Occupation(s)	Directorships Held
Name, Address	Held with	Length of	Overseen by	During the	by Trustee During
and Age	the Trust	Time Served	Trustee	Past Five Years	the Past Five Years
Independent Trustees

Roel C. Campos, Esq.	Trustee	Indefinite Term;	26	Partner, Locke Lord LLP	Director, WellCare
615 E. Michigan St.		Since April 2011		(a law firm) (2011-present);	Health Plans, Inc.
Milwaukee, WI 53202				Partner, Cooley LLP (a law	(2013-present);
Age: 65				firm) (2007-2011);	Director, Regional
				Commissioner, U.S. Securities	Management Corp.
				and Exchange Commission	(2012-present).
(2002-2007).

David A. Massart	Trustee	Indefinite Term;	26	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.		Since April 2011		Investment Strategist, Next	ETF Series Solutions
Milwaukee, WI 53202				Generation Wealth	(3 Portfolios)
Age: 47				Management, Inc.	(2012-present).
(2005-present).

Leonard M. Rush, CPA	Trustee	Indefinite Term;	26	Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.		Since April 2011		Robert W. Baird & Co.	ETF Series Solutions
Milwaukee, WI 53202				Incorporated, (2000-2011).	(3 Portfolios)
Age: 68					(2012-present);
Director, Anchor
Bancorp Wisconsin,
Inc. (2011-2013).

David M. Swanson	Trustee	Indefinite Term;	26	Founder and Managing	Independent Trustee,
615 E. Michigan St.		Since April 2011		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202				Strategic Marketing, LLC	Insurance Trust
Age: 57				(2006-present); Executive	(7 Portfolios)
				Vice President, Calamos	(2006-present).
Investments (2004-2006).

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite Term;	26	Executive Vice President,	None
615 E. Michigan St.	and	Since January 2011		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Trustee			LLC (1994-present).
Age: 55

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
October 31, 2014

Number of
		Term of	Portfolios in	Principal	Other
	Position(s)	Office and	Trust	Occupation(s)	Directorships Held
Name, Address	Held with	Length of	Overseen by	During the	by Trustee During
and Age	the Trust	Time Served	Trustee	Past Five Years	the Past Five Years
Officers

James R. Arnold	President and	Indefinite Term,	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Since January 2011		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Executive			(2002-present).
Age: 57	Officer

Deborah Ward	Vice President,	Indefinite Term;	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Chief	Since April 2013		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Compliance			(2004-present).
Age: 48	Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Since January 2011		Fund Services, LLC
Milwaukee, WI 53202	Financial			(2005-present).
Age: 41	Officer

Angela L. Pingel, Esq.	Secretary	Indefinite Term;	N/A	Vice President and Counsel,	N/A
615 E. Michigan St.		Since January 2011		U.S. Bancorp Fund Services,
Milwaukee, WI 53202				LLC (2011-present); Vice
Age: 43				President and Securities Counsel,
Marshall & Ilsley Trust Company
N.A. (2007-2010).

Ryan L. Roell	Assistant	Indefinite Term;	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Since September 2012		Bancorp Fund Services, LLC
Milwaukee, WI 53202				(2005-present).
Age: 41

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
October 31, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-482-2363.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-482-2363.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-482-2363, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 5.73% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2014 was 11.93% for the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
New Path Capital Advisors
325 Lake Dillon Drive, Suite 208
Dillon, CO 80435

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-482-2363.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended October 31, 2014 and October 31, 2013, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2014	FYE 10/31/2013
Audit Fees	$13,000	$13,000
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 10/31/2014	FYE 10/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2014	FYE 10/31/2013
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     January 6, 2015

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date January 6, 2015

* Print the name and title of each signing officer under his or her signature.